Accrued expenses and other current liabilities (Details)		12 Months Ended
	Dec. 16, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Accrued expenses and other current liabilities
Fund attributable to institutional funding partners		¥ 129,963,039		¥ 188,607,363	$ 26,970,494
Commission fee payable		248,760,119		388,487,096	55,552,916
Transaction cost payable		202,940,226		336,430,938	48,108,984
Share Repurchase Payable		245,113,010		0	0
Receipts in advance		16,680,512		24,209,696	3,461,940
Lease liabilities		12,732,875		10,857,421	1,552,591
Other accrued expenses		73,300,655		92,462,926	13,222,023
Accrued interest payable of Consolidated Trusts			¥ 2,952,306
Total accrued expenses and other current liabilities		929,490,436		¥ 1,041,055,440	$ 148,868,948
Repurchase price	$ 48,700,000	¥ 245,113,010